CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Real estate assets:
Land	$ 843,192	$ 881,896	$ 700,210
Buildings, fixtures and improvements	2,267,204	2,490,030	1,830,101
Intangible lease assets	367,622	389,564	313,127
Condominium developments	197,080	0
Total real estate assets, at cost	3,675,098	3,761,490	2,843,438
Less: accumulated depreciation and amortization	(472,399)	(453,385)	(374,103)
Total real estate assets, net	3,202,699	3,308,105	2,469,335
Real estate-related securities	42,071	38,194	0
Loans held-for-investment and related receivables, net	1,356,247	962,624	301,630
Less: Allowance for credit losses	(13,011)	(70,358)	0
Total loans held-for-investment and related receivables, net	1,343,236	892,266	301,630
Cash and cash equivalents	141,299	121,385	466,024
Restricted cash	32,918	7,023	7,331
Rents and tenant receivables, net	57,945	74,419	58,374
Prepaid expenses and other assets	17,028	10,406	11,731
Deferred costs, net	5,842	4,293	2,301
Assets held for sale	6,124	3,518	351,897
Total assets	4,849,162	4,459,609	3,668,623
LIABILITIES AND STOCKHOLDERS' EQUITY
Credit facilities, notes payable and repurchase facilities, net	2,540,809	2,144,993	1,604,860
Accrued expenses and accounts payable	35,102	30,419	22,038
Due to affiliates	15,957	14,723	14,458
Intangible lease liabilities, net	27,578	32,718	20,523
Distributions payable	10,997	10,969	16,510
Deferred rental income, derivative liabilities and other liabilities	19,686	27,361	19,448
Total liabilities	2,650,129	2,261,183	1,697,837
Commitments and contingencies
Redeemable common stock	173,628	0	180,838
STOCKHOLDERS' EQUITY
Preferred stock, $0.01 par value per share; 10,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, value	3,629	3,620	3,112
Capital in excess of par value	2,990,971	3,157,859	2,606,925
Accumulated distributions in excess of earnings	(971,826)	(961,006)	(816,181)
Accumulated other comprehensive income (loss)	2,631	(2,047)	(3,908)
Total stockholders' equity	2,025,405	2,198,426	1,789,948
Total liabilities, redeemable common stock and stockholders' equity	$ 4,849,162	$ 4,459,609	$ 3,668,623